COHEN & STEERS DIVIDEND VALUE FUND, INC.

CLASS A (DVFAX), CLASS C (DVFCX), CLASS F (DVVFX), CLASS I (DVFIX),

CLASS R (DVFRX) AND CLASS Z (DVFZX) SHARES

Supplement dated April 29, 2019 (this “Supplement”) to the Prospectus dated July 1, 2018, as supplemented

Important Notice Regarding Changes to Name, Investment Objectives and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At a meeting held on April 26, 2019, the Board of Directors (the “Board”) of Cohen & Steers Dividend Value Fund, Inc. (the “Fund”) considered and approved, among other related proposals: (i) changing the Fund’s name and investment objectives and (ii) modifying the Fund’s principal investment strategies and principal risks. Currently, the Fund invests at least 80% of its net assets in a portfolio of dividend-paying common stocks and preferred stocks that have the potential to offer long-term growth of income and capital appreciation. The Board approved changing this policy as described below under the heading “Principal Investment Strategies.” The Board also approved changing the Fund’s fiscal year end from February 28th to October 31st. All of these changes to the Fund are expected to become effective on or about July 1, 2019.

As a result, effective on or about July 1, 2019, the following changes will be made to the Prospectus:

1.

Name Change. The name of the Cohen & Steers Dividend Value Fund, Inc. is changed to Cohen & Steers Alternative Income Fund, Inc. All references to the former name of the Fund in the Prospectus will change to the Fund’s new name.

2.

Investment Objectives. The investment objectives are changed to “The investment objectives of Cohen & Steers Alternative Income Fund, Inc. (the “Fund”) are to seek a high level of current income and secondarily, capital appreciation.”

3.	Fees and Expenses of the Fund. The Fund’s fees and expenses table and example table will be deleted in its entirety and replaced with the following:

	Class A	Class C		Class F(1)	Class I		Class R	Class Z
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	4.50%	None		None	None		None	None
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00	%(2)	None	None		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.70%	0.70%		0.70%	0.70%		0.70%	0.70%
Distribution (12b-1) Fees	0.25%	0.75%		None	None		0.50%	None
Other Expenses	1.12%	1.12%		1.12%	1.12%		1.12%	1.12%
Shareholder Service Fee	0.10%	0.25%		None	0.05	%(3)	None	None

Total Other Expenses	1.22%	1.37%		1.12%	1.17%		1.12%	1.12%

Total Annual Fund Operating Expenses(4)	2.17%	2.82%		1.82%	1.87%		2.32%	1.82%
Fee Waiver/Expense Reimbursement(4)	(1.17)%	(1.17)%		(1.17)%	(1.22)%		(1.17)%	(1.17)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(4)	1.00%	1.65%		0.65%	0.65%		1.15%	0.65%

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(1)	Class F shares are currently not available for purchase.
(2)	For Class C shares, the maximum deferred sales charge does not apply after one year.
(3)	The maximum shareholder service fee for Class I shares is 0.10%.
(4)

Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2020 so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.00% for Class A shares, 1.65% for Class C shares, 0.65% for Class F shares, 0.65% for Class I shares, 1.15% for Class R shares and 0.65% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2020 (through June 30, 2020, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$547	$991	$1,460	$2,753
Class C Shares
Assuming redemption at the end of the period	$268	$763	$1,385	$3,063
Assuming no redemption at the end of the period	$168	$763	$1,385	$3,063
Class F Shares	$66	$458	$876	$2,041
Class I Shares	$66	$469	$897	$2,091
Class R Shares	$117	$612	$1,134	$2,566
Class Z Shares	$66	$458	$876	$2,041

4.

Principal Investment Strategies. In order to implement the new principal investment strategies and investment objectives described above, the Fund is expected to experience a high level of portfolio turnover. This Fund transition period may take a significant amount of time and result in the Fund holding large amounts of uninvested cash. As a result, there may be times when the Fund is not pursuing its investment objectives or is not being managed consistent with its investment strategies as stated in the Prospectus. This may impact the Fund’s performance.

a. The section of the Prospectus captioned “Summary Section – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve high current income and capital appreciation through a diversified portfolio of income-producing equity, preferred and debt securities. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing primarily in U.S. and non-U.S. investments providing exposure to or investments in the following asset classes: (i) preferred and debt securities; (ii) real estate companies, including real estate investment trusts (“REITs”); (iii) infrastructure companies; (iii) master limited partnerships (“MLPs”) and midstream energy companies; and (iv) natural resource companies. The Fund will invest without limit in companies located outside of the U.S. or doing a substantial amount of business outside the U.S. and in securities of non-U.S. companies, which may be non-U.S. dollar denominated. The Fund is also not limited in the extent to which it may invest in emerging market companies and securities issued by companies in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries.

The Fund is actively managed by Cohen & Steers Capital Management, Inc., the Fund’s investment Advisor (the “Advisor”). To pursue its goal, the Fund combines a top-down approach, focused on identifying relative value

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across multiple classes of assets, with bottom-up security selection based on fundamental research concentrated at the sector-, industry-, and security-levels.

The following are the Fund’s principal investment strategies. A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s investments are contained in the Fund’s SAI.

Preferred and Debt Securities

The Fund will invest in preferred and debt securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; contingent capital securities (“CoCos”); and securities of other open-end funds, closed-end funds or exchange-traded funds (“ETFs”) that invest primarily in preferred and/or debt securities as described herein. The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) (referred to as Rule 144A Securities) and securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission (the “SEC”) pursuant to Regulation S under the Securities Act.

The Fund may invest in preferred and debt securities of any maturity or credit rating, including investment grade securities, below investment grade securities and unrated securities. Although not required to do so, the Fund will generally seek to maintain a minimum weighted average senior debt rating of companies in which it invests of BBB-, which the Fund considers to be investment grade. Although a company’s senior debt rating may be BBB-, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB-. If the Fund cannot access a company’s average senior debt rating, the Fund may look to the rating of the underlying security issued by such company. Below investment grade securities are also known as “high yield” or “junk” securities and are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. The maturities of debt securities in which the Fund will invest generally will be longer-term (ten years or more); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term debt securities.

Real Estate Securities/REITs

The Fund will gain exposure to real estate by investing in securities issued by U.S. and non-U.S. real estate companies, including REITs and similar REIT-like entities. Some investments in other asset classes have similar underlying characteristics which may cause the Fund’s real estate allocation range to be exceeded.

A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. Foreign REITs and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment in their respective countries similar to that of U.S. REITs in their respective countries. The Fund retains the ability to invest in real estate companies of any market capitalization.

Securities of real estate companies may include common stocks and other equity securities, preferred securities and debt securities (including convertible securities). The Fund may invest in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the

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Fund invests may include those domiciled in emerging market countries. The Fund may invest in global real estate companies of any market capitalization and in any geographic region.

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may participate in the initial public offering (“IPO”) market of securities issued by real estate companies.

Infrastructure Companies

The Fund will invest in common stocks and other equity securities, preferred securities and income securities of U.S. and non-U.S. issued by infrastructure companies. Infrastructure companies are companies that derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development or financing of assets used in connection with: the generation, productions, transmission, sale or distribution of electric energy, natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, coal or other energy sources; the distribution, purification and treatment of water; provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media; or the provision of transportation services, including toll roads, airports, railroads or marine ports. Infrastructure companies also include companies organized as MLPs and their affiliates, and the Fund may invest in these energy-related MLPs and their affiliates.

The Fund may participate in the IPO market of securities issued by infrastructure companies. The Fund may invest in infrastructure companies of any market capitalization and in any geographic region.

Some investments in other asset classes have similar underlying characteristics which may cause the Fund’s infrastructure allocation range to be exceeded.

Master Limited Partnerships (MLPs) and Midstream Energy Companies

The Fund may invest in MLPs and midstream energy companies of any market capitalization. MLPs are energy-related master limited partnerships and limited liability companies that are publicly traded and treated as partnerships for U.S. federal income tax purposes. Direct investments in MLPs may take the form of debt or equity, including, without limitation, common units, preferred units and convertible subordinated units. MLPs are considered to be “energy related” if they own or otherwise engage in activities related to energy infrastructure in the U.S., such as assets related to exploration, development, mining, production, processing, refining, storage, gathering, distribution, marketing, and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. For purposes of the Fund’s investment policies, restrictions and limitations, MLPs may include affiliates of MLPs that are not treated as C corporations for U.S. federal income tax purposes.

Midstream energy companies include securities of companies other than MLPs that derive at least 50% of their revenues or operating income from the exploration, production, gathering, transportation, processing, storage, refining, distribution or marketing of natural gas, natural gas liquids (including propane), crude oil or refined petroleum products, coal or other energy sources. The Fund can also invest in securities of exchange-traded, open-end or closed-end funds that invest primarily in MLPs or their affiliates; and instruments that provide economic exposure to MLPs or midstream energy companies, including derivative instruments such as, among others, forward contracts, futures and options thereon, options and swaps.

The Fund may invest up to 25% (or such higher amount as permitted by any applicable tax diversification rules) of its total assets directly in MLPs that are “qualified publicly traded partnerships” (“QPTPs”), which are treated as partnerships for U.S. federal income tax purposes and are defined more specifically in the provisions applicable to regulated investment companies (“RICs”).

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Natural Resource Equity Securities

The Fund will gain exposure to natural resource equity securities by investing in securities of U.S. and non- U.S. companies with substantial natural resource assets or whose business activities are related to natural resource assets. Such securities may include, for example, common stocks and other equity securities, preferred securities and debt securities, or other securities or instruments. Natural resources may include materials with economic value that are derived from natural sources, either directly or indirectly, such as precious metals (e.g., gold, platinum, palladium or silver), non-precious metals (e.g., copper, zinc or iron ore), fuels (e.g., oil, natural gas or coal), minerals, timber and forestry products, food and agricultural products (e.g., fertilizer), farm machinery and chemicals. Natural resource companies will primarily be involved in exploring for, mining, extracting, producing, processing, transporting, or otherwise developing or providing goods and services with respect to, a natural resource. Natural resource companies may also include companies which provide services to such companies (e.g., equipment manufacturers).

The Fund may invest in natural resource companies of any market capitalization and in any geographic region. The Fund may participate in the IPO market of securities issued by natural resource companies.

Some investments in other asset classes have similar underlying characteristics which may cause the Fund’s infrastructure allocation range to be exceeded.

Additional Investments

The Fund may invest in securities of other closed-end or open-end funds, including ETFs and other funds to the extent permitted under Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”) and the rules thereunder, or any exemption granted under the 1940 Act.

The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation, including various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions such as foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions. The Fund’s use of derivative contracts will be to enter into interest rate and currency hedging transactions in order to reduce the interest rate and foreign currency risk inherent in the Fund’s investments, however the Fund may use derivatives for a variety of other purposes including as a substitute for purchasing or seeing securities or to increase the Fund’s return as a non-hedging strategy that may be considered speculative.

Asset Allocation

When making allocation decisions, the Advisor conducts quantitative and qualitative analysis, aiming to optimize the balance between relative return potential and risk across asset classes. The goal of this process is to establish a target asset allocation for the Fund intended to meet its objectives while maintaining a risk/return profile that is consistent with the Fund’s investment objectives. In choosing investments at the asset class level, the Advisor, through its specialized investment teams, follows an active fundamental approach focused on identifying what are believed to be securities or trading strategies possessing superior yield and risk-adjusted return profiles. For each alternative income allocation, the Advisor seeks to outperform a passive allocation to that asset class over a full market cycle. While the Fund is not constrained to allocate its investments among asset classes according to specific ranges, under normal circumstances the Advisor expects the Fund’s assets to be allocated to each asset class within the allocation ranges set forth in the table below. In addition, the Advisor has appointed a committee (the “Asset Allocation Committee”) consisting of a select group of the Advisor’s senior investment professionals, to periodically review the Fund’s asset allocation ranges and allocation targets. Actual allocations may vary at any time and may move and remain outside of these ranges for a variety of reasons, including, but not limited to, changes in investment outlook, market movements, cash flows into or out of the Fund and other factors.

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Asset Class(1)	Allocation Range
Preferred and Debt Securities	35-55%
Real Estate Companies/REITs	5-25%
Infrastructure Companies	5-25%
MLPs and Midstream Energy Companies	5-25%
Natural Resource Companies	0-20%

(1)

Certain investments may count towards more than one of the above asset class categories. For example, a preferred security issued by a natural resource company may be counted in one or both of the Preferred and Debt Securities and Natural Resource Companies asset classes.

b. The section of the Prospectus captioned “Investment Objectives, Principal Investment Strategies and Related Risks – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve high current income and capital appreciation through a diversified portfolio of income-producing equity, preferred and debt securities. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing primarily in U.S. and non-U.S. investments providing exposure to or investments in the following asset classes: (i) preferred and debt securities; (ii) real estate companies, including real estate investment trusts (“REITs”); (iii) infrastructure companies; (iii) master limited partnerships (“MLPs”) and midstream energy companies; and (iv) natural resource companies. The Fund will invest without limit in companies located outside of the U.S. or doing a substantial amount of business outside the U.S. and in securities of non-U.S. companies, which may be non-U.S. dollar denominated. The Fund is also not limited in the extent to which it may invest in emerging market companies and securities issued by companies in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries.

The Fund is actively managed by Cohen & Steers Capital Management, Inc., the Fund’s investment Advisor (the “Advisor”). To pursue its goal, the Fund combines a top-down approach, focused on identifying relative value across multiple classes of assets, with bottom-up security selection based on fundamental research concentrated at the sector-, industry-, and security-levels.

The following are the Fund’s principal investment strategies. A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s investments are contained in the Fund’s SAI.

Preferred and Debt Securities

The Advisor invests primarily in issues of preferred and debt securities that the Advisor believes are undervalued relative to credit quality and other investment characteristics. In making this determination, the Advisor evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or debt securities within that structure. In evaluating relative value, the Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes.

Real Estate Securities/REITs

The Advisor adheres to an integrated, bottom-up, relative value investment process when selecting publicly traded real estate securities. To guide the portfolio construction process, the Advisor utilizes a proprietary valuation model that quantifies relative valuation of real estate securities based on price-to-NAV and a dividend discount model (“DDM”). Analysts incorporate both quantitative and qualitative analysis in their NAV and DDM

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estimates. The company research process includes an evaluation of management, strategy, property quality, financial strength and corporate structure. Judgments with respect to global macroeconomic factors, risk control, diversification, liquidity and other factors are considered along with the models’ output and drive the portfolio managers’ investment decisions.

Infrastructure Companies

In managing the Fund’s allocation to infrastructure companies, the Advisor relies on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive total return through a combination of current income and capital appreciation. The Advisor reviews each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position, dividend payout ratio and corporate governance. The Advisor utilizes a value-oriented approach, and evaluates each company’s valuation on the basis of relative price/cash flow and price/earnings multiples, earnings growth rate, dividend yield, and price/book value, among other metrics.

Master Limited Partnerships (MLPs) and Midstream Energy Companies

In making investment decisions with respect to securities purchased by the Fund, the Advisor relies on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive level of distributions. Their potential for capital appreciation is also evaluated. The Advisor reviews each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position, and distribution coverage ratio. The Advisor utilizes a value-oriented approach, and evaluates each company’s valuation on the basis of relative price to distributable cash flow multiples distributable cash flow growth rate and distribution yield, among other metrics.

Natural Resource Equity Securities

In selecting the Fund’s investments in natural resource companies, the Advisor researches countries, industries, sectors and companies to identify potential investment targets. The Advisor applies quantitative and qualitative analysis to a universe of U.S. and non-U.S. natural resource companies of any market capitalization, including those located in emerging market countries. Proprietary screening tools are used to identify quantitative characteristics such as return on capital, cash flows, and balance sheet strength. The Advisor conducts in-depth bottom-up analysis on those companies which meet the initial criteria. The Advisor analyzes financial statements, evaluates management and corporate governance structures, and determines an outlook for a particular company or industry.

Some investments in other asset classes have similar underlying characteristics which may cause the Fund’s infrastructure allocation range to be exceeded.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

The following provides additional information about the Principal Investment Strategies described in the Summary Section:

Preferred Securities

There are two basic types of preferred securities, traditional preferred securities and hybrid-preferred securities. Traditional preferred securities are perpetual and equity-like in nature. They may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation or bankruptcy.

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However, these claims are subordinated to more senior creditors, including senior debt holders. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds; therefore, the risks and potential rewards of investing in the Fund may at times be similar to the risks of investing in both equity funds and bond funds.

Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities. Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.

The Fund intends to invest in both OTC and exchange-traded preferred securities. OTC issues are often referred to in the industry as “capital securities.”

Floating rate preferred securities provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the short-term interest rate. Because of the interest rate reset feature, floating rate securities provide the Fund with a certain degree of protection against rising interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.

Debt Securities

Debt securities in which the Fund may invest include corporate debt securities issued by U.S. and non-U.S. corporations, including U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations, U.S. dollar-denominated obligations of foreign issuers and debt obligations denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes, with the primary difference being their maturities and secured or unsecured status. Such corporate debt securities are fixed-income securities issued by businesses to finance their operations. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt or perpetual preferred securities that may be converted within a specified period of time into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. In some cases, conversion may be mandatory. They also include debt securities with warrants or common stock attached and hybrid and synthetic securities combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is redeemed, converted or exchanged.

Contingent Capital Securities

Convertible securities also include CoCos. CoCos are debt or preferred securities with loss absorption characteristics that provide for an automatic write-down of the principal amount or value of securities or the mandatory conversion into common shares of the issuer under certain circumstances. A mandatory conversion might be automatically triggered, for instance, if a company fails to meet the capital minimum described in the

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security, the company’s regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor (worsening the Fund’s standing in a bankruptcy). In addition, some CoCos provide for an automatic write-down of capital under such circumstances.

Real Estate Companies

For purposes of the Fund’s investment policies, a real estate company is one that:

•	derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or
•	has at least 50% of its assets invested in such real estate.

Under normal market conditions, the Fund invests significantly (at least 40%—unless market conditions are not deemed favorable by the Advisor, in which case the Fund would invest at least 30%) in a portfolio of equity securities issued by real estate companies (including REITs and REIT-like entities) organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The Fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

The equity securities in which the Fund invests can consist of:

•	common stocks;
•	rights or warrants to purchase common stocks;
•	securities convertible into common stocks where the conversion feature represents, in the view of the Advisor or a Subadvisor, a significant element of the securities’ value; and
•	preferred stocks.

Real Estate Investment Trusts

REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). As a result, U.S. REITs tend to pay relatively higher dividends than other types of companies. Dividends paid by U.S. REITs generally will not be eligible for the dividends-received deduction, and are generally not considered “qualified dividend income” (“QDI”) eligible for reduced rates of taxation for U.S. federal income tax purposes but may be considered to be “qualified REIT dividends” eligible for a 20% deduction for non-corporate taxpayers. See “Additional Information—Tax Considerations” in this Prospectus and “Taxation” in the SAI.

REITs can generally be classified as equity REITs or mortgage REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. The Fund invests primarily in equity REITs.

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Foreign (Non-U.S.) Securities and Depositary Receipts

The Fund may invest without limit in companies located outside of the U.S. or doing a substantial amount of business outside the U.S. and in securities of non-U.S. companies, which may be non-U.S. dollar denominated. The Fund is also not limited in the extent to which it may invest in emerging market companies and securities issued by companies in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries.

The Fund may also invest in non-U.S. companies and securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Generally, ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designed for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets.

Infrastructure Companies

The Fund may invest at in the equity securities of infrastructure companies. The Fund will invest in infrastructure companies primarily in developed countries, but may invest in securities of infrastructure companies domiciled in emerging market countries. These equity securities can consist of:

•	common stocks;
•	rights or warrants to purchase common stocks;
•	securities convertible into common stocks where the conversion feature represents, in the Advisor’s
•	view, a significant element of the securities’ value;
•	preferred stocks; and
•	equity units.

Master Limited Partnerships

The Fund may invest up to 25% of its total assets in energy-related companies organized as MLPs taxed as partnerships and their affiliates. MLPs are generally publicly traded entities that are organized under state law as limited partnerships or limited liability companies and receive partnership or C corporation taxation treatment under the Internal Revenue Code of 1986 (the “Code”). MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Natural Resource Equity Securities

The Fund will gain exposure to natural resource equity securities by investing in securities of U.S. and non- U.S. companies with substantial natural resource assets or whose business activities are related to natural resource assets. Such securities may include, for example, common stocks and other equity securities, preferred securities and debt securities, or other securities or instruments. Natural resources may include materials with economic value that are derived from natural sources, either directly or indirectly, such as precious metals (e.g., gold, platinum, palladium or silver), non-precious metals (e.g., copper, zinc or iron ore), fuels (e.g., oil, natural gas or coal), minerals, timber and forestry products, food and agricultural products (e.g., fertilizer), farm machinery and

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chemicals. Natural resource companies will primarily be involved in exploring for, mining, extracting, producing, processing, transporting, or otherwise developing or providing goods and services with respect to, a natural resource. Natural resource companies may also include companies which provide services to such companies (e.g., equipment manufacturers).

The Fund may invest in natural resource companies of any market capitalization and in any geographic region. The Fund may participate in the IPO market of securities issued by natural resource companies.

Additional Investments

Equity Securities

For purposes of the Fund’s investment strategies, the equity securities in which the Fund may invest can consist of (i) common stocks; (ii) rights or warrants to purchase common stocks; (iii) securities convertible into common stock; and (iv) preferred stocks.

Other Investment Companies

The Fund may invest in securities of other open- or closed-end investment companies, including ETFs. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their NAV. Most ETFs hold a portfolio of common stocks or bonds designed to track the performance of a securities index, including industry, sector, country and region indexes, but an ETF may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF.

The Fund may also invest a portion of its assets in pooled investment vehicles (other than investment companies). As a stockholder in an investment company or other pooled vehicle, the Fund will bear its ratable share of that investment company’s or vehicle’s expenses, and would remain subject to payment of the fund’s or vehicle’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies or vehicles. In addition, the securities of other investment companies or pooled vehicles may be leveraged and will therefore be subject to leverage risks (in addition to other risks of the investment company’s or pooled vehicle’s strategy). The Fund will also incur brokerage costs when purchasing and selling shares of ETFs.

Rule 144A Securities

Certain securities in which the Fund may invest are Rule 144A Securities. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers.

Regulation S Securities

The Fund may invest in the securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act. Offerings of Regulation S securities may be conducted outside of the United States. Because Regulation S securities are subject to legal or contractual restrictions on resale, Regulation S securities may be considered illiquid. If a Regulation S security is determined to be illiquid, the Fund’s maximum limitation of 15% of net assets invested in illiquid securities will apply.

Derivatives and Hedging Transactions

The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument including, without limitation, various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions, such as foreign currency forward contracts, futures contracts,

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options, swaps and other similar transactions in connection with its investments in securities of non-U.S. companies. The Fund may also enter into short sales. The Fund’s use of derivative contracts will be to enter into interest rate hedging transactions in order to reduce the interest rate risk inherent in the Fund’s investments, and foreign currency hedging transactions in order to reduce foreign currency exchange rate risks from adverse changes in the relationship between the U.S. dollar and foreign currencies (including to hedge against anticipated future changes which otherwise might adversely affect the prices of securities that the Fund intends to purchase at a later date). Derivative instruments, or “derivatives,” include instruments and contracts which are derived from and are valued in relation to one or more underlying interest rates, currencies, securities, financial benchmarks or indexes and include, without limitation, swap agreements (including credit default swaps), futures contracts, forward contracts, options on futures or forward contracts, and listed or OTC put or call options on, or linked to the value of, any security, index or basket of securities, commodity or index or basket of commodities or other reference asset. Derivatives typically allow an investor to hedge or speculate upon the price movements of a particular interest rate, currency, security, financial benchmark or index at a fraction of the cost of acquiring, borrowing or selling short the underlying asset. The value of a derivative depends largely upon price movements in the underlying asset.

An interest rate swap involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate. In an interest rate cap, one party receives payments at the end of each period in which a specified interest rate on a specified principal amount exceeds an agreed rate; conversely, in an interest rate floor one party may receive payments if a specified interest rate on a specified principal amount falls below an agreed rate. Interest rate collars involve selling a cap and purchasing a floor, or vice versa, to protect a fund against interest rate movements exceeding given minimum or maximum levels.

A foreign currency forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. A foreign currency futures contract is an exchange-traded contract for the purchase or sale of a specified foreign currency at a specified price at a future date. A foreign currency swap is an agreement between two parties to exchange principal and interest payments on a loan made in one currency for principal and interest payments of a loan of equal value in another currency. The Fund may enter into a foreign currency forward contract, foreign currency futures contract or foreign currency swap, or purchase a currency option, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or expects to receive a dividend or interest payment on a portfolio holding, in order to “lock in” the U.S. dollar value of the security or payment. In addition, the Fund may enter into a foreign currency forward contract, futures contract or swap or purchase a currency option in respect of a currency which acts as a proxy for a currency in which the Fund’s portfolio holdings or anticipated holdings are denominated. This second investment practice is generally referred to as “cross-hedging.” The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund’s transactions in foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions. To the extent any derivatives would be deemed to be illiquid, they will be included in the Fund’s maximum limitation of 15% of net assets invested in illiquid securities.

Below Investment Grade Securities

The Fund may invest in below investment grade securities. A security will be considered to be investment grade if it is rated as such by one NRSRO (for example, minimum Baa3 or BBB- by Moody’s or S&P, respectively) or, if unrated, is judged to be investment grade by the Advisor. Below investment grade quality securities, or securities that are unrated but judged to be below investment grade by the Advisor, are commonly referred to as “high yield” or “junk” securities and are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal.

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Investment Restrictions

Except as otherwise stated, all percentage restrictions referenced in this Prospectus or the SAI are measured at the time of investment. If a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from market movements will not be considered a violation of the restriction.

Asset Allocation

When making allocation decisions, the Advisor conducts quantitative and qualitative analysis, aiming to optimize the balance between relative return potential and risk across asset classes. The goal of this process is to establish a target asset allocation for the Fund intended to meet its objectives while maintaining a risk/return profile that is consistent with the Fund’s investment objectives. In choosing investments at the asset class level, the Advisor, through its specialized investment teams, follows an active fundamental approach focused on identifying what are believed to be securities or trading strategies possessing superior risk-adjusted return profiles. For each asset allocation, the Advisor seeks to outperform a passive allocation to that asset class over a full market cycle. While the Fund is not constrained to allocate its investments among asset classes according to specific ranges, under normal circumstances the Advisor expects the Fund’s assets to be allocated to each asset class within the allocation ranges set forth in the table below. In addition, the Advisor has appointed a committee (the “Asset Allocation Committee”) consisting of a select group of the Advisor’s senior investment professionals, to periodically review the Fund’s asset allocation ranges and allocation targets. Actual allocations may vary at any time and may move and remain outside of these ranges for a variety of reasons, including, but not limited to, changes in investment outlook, market movements, cash flows into or out of the Fund and other factors.

Asset Class(1)	Allocation Range
Preferred and Debt Securities	35-55%
Real Estate Companies/REITs	5-25%
Infrastructure Companies	5-25%
MLPs and Midstream Energy Companies	5-25%
Natural Resource Companies	0-20%

(1)

Certain investments may count towards more than one of the above asset class categories. For example, a preferred security issued by a natural resource company may be counted in one or both of the Preferred and Debt Securities and Natural Resource Companies asset classes.

5.	Principal Risks. The section of the Prospectus captioned “Summary Section — Principal Risks of Investing in the Fund” is revised as follows:

a.	The following risks are added:

Asset Allocation Risk

The Fund is subject to the risk that its asset allocations may not achieve the desired risk-return characteristic or that they result in the Fund underperforming other similar funds or cause an investor to lose money. Asset allocations are subject to change without notice and may be greater than the specified allocation ranges at any given time due to similar characteristics of underlying holdings within each asset class.

Debt Securities Risk

Debt securities generally present various risks, including many of the risks described above under “Preferred Securities Risk.” These include interest rate risk, credit risk, call risk, prepayment and extension risk, convertible securities risk, and liquidity risk.

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Contingent Capital Securities Risk

CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example, an automatic write-down of principal or a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. CoCos may be subject to an automatic write-down (i.e., the automatic write-down of the principal amount or value of the securities, potentially to zero, and the cancellation of the securities) under certain circumstances, which could result in the Fund losing a portion or all of its investment in such securities. In addition, the Fund may not have any rights with respect to repayment of the principal amount of the securities that has not become due or the payment of interest or dividends on such securities for any period from (and including) the interest or dividend payment date falling immediately prior to the occurrence of such automatic write-down. An automatic write-down could also result in a reduced income rate if the dividend or interest payment is based on the security’s par value. If a CoCo provides for mandatory conversion of the security into common stock of the issuer under certain circumstances, such as an adverse event, the Fund could experience a reduced income rate, potentially to zero, as a result of the issuer’s common stock not paying a dividend. In addition, a conversion event would likely be the result of or related to the deterioration of the issuer’s financial condition (e.g., such as a decrease in the issuer’s capital ratio) and status as a going concern, so the market price of the issuer’s common stock received by the Fund may have declined, perhaps substantially, and may continue to decline, which may adversely affect the Fund’s NAV. Further, the issuer’s common stock would be subordinate to the issuer’s other security classes and therefore worsen the Fund’s standing in a bankruptcy proceeding. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment grade securities. See “Below Investment Grade Securities Risk” below.

Liquidity Risk

Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Recent federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Current Market Volatility Risk

The Fund’s strategy of investing in MLPs and Related Companies means that the performance of the Fund will be tied to the performance of the energy infrastructure industry. Recent market volatility in the energy markets has significantly affected the performance of the energy infrastructure industry, as well as the performance of the MLPs and Related companies in which the Fund invests. In addition, volatility in the energy markets may affect the ability of MLPs and Related Companies to finance capital expenditures and new acquisitions and to maintain or increase distributions to investors due to a lack of access to capital.

Small- and Medium-Sized Companies Risk

Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger

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company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Derivatives and Hedging Transactions Risk

The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, over-the-counter (“OTC”) trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market. The European Union (and some other countries) are implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these regulations are new and evolving (and some of the rules are not yet final), their impact remains unclear. These regulations have the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objectives through the use of such instruments.

Master Limited Partnership Risk

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or industry sector (for example, the energy sector) or a particular geographic region are subject to risks associated with such industry, sector or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

Energy Sector Risks

There are several specific risks associated with investments in the energy sector, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of MLPs and Related Companies.
•	Slowdowns in new construction and acquisitions can limit growth potential.
•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.
•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of MLPs and Related Companies to make distributions.
•	Changes in the regulatory environment could adversely affect the profitability of MLPs and Related Companies.
•	Extreme weather or other natural disasters could impact the value of MLPs and Related Companies.
•	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.

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•	Threats of attack by terrorists on energy assets could impact the market for MLPs and Related Companies.
•

Weakening energy market fundamentals may increase counterparty risk and impact MLP profitability. Specifically, energy companies suffering financial distress may be able to abrogate contracts with MLPs, decreasing or eliminating sources of revenue.

Interest Rate Risk to MLPs and Related Companies

Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of MLPs and other entities operating in the energy sector to carry out acquisitions or expansions in a cost-effective manner. As a result, rising interest rates could negatively affect the financial performance of MLPs and other entities operating in the energy sector. Rising interest rates may also impact the price of the securities of MLPs and other entities operating in the energy sector as the yields on alternative investments increase. These risks may be greater in the current market environment because certain interest rates are at historically low levels.

Industry Specific Risks

MLPs and other entities operating in the energy sector are also subject to risks that are specific to the industry within that sector they serve. These sectors include pipelines, gathering and processing, midstream, exploration and production, propane, coal and marine shipping.

Tax Risk

The Fund intends to qualify each year as a RIC for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). For any year in which the Fund so qualifies, it will not be subject to U.S. federal income tax on income or gain that it timely distributes to shareholders as dividends. In order to qualify as a RIC, the Fund must meet certain asset diversification requirements, including that, at the close of each quarter of its taxable year, no more than 25% of its total assets will be invested in QPTPs. The Fund expects that the MLPs in which the Fund invests will generally be QPTPs. The treatment of certain of the Fund’s investments for purposes of this test may be unclear, and it is possible that the Internal Revenue Service (“IRS”) or a court could recharacterize one or more such investments in a manner bearing adversely on the Fund’s ability to meet this 25% requirement.

Rule 144A Securities Risk

Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. Institutional markets for Rule 144A Securities that exist or may develop may provide both readily ascertainable values for such securities and the ability to promptly sell such securities. However, if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund, the Fund will be subject to liquidity risk and thus may not be able to sell the Rule 144A Securities at a desirable time or price.

Regulation S Securities Risk

Regulation S securities are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act. Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Because Regulation S securities are generally less liquid than registered securities, the Fund may take longer to liquidate these positions than publicly traded securities or may not be able to sell them at the price desired. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded or otherwise offered in the United States. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in losses to the Fund.

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Infrastructure Companies Risk

Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:

•	high interest costs in connection with capital construction and improvement programs;
•	difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;
•	inexperience with and potential losses resulting from a developing deregulatory environment;
•	costs associated with compliance with and changes in environmental and other regulations;
•	regulation or adverse actions by various government authorities;
•	government regulation of rates charged to customers;
•	service interruption due to environmental, operational or other mishaps;
•	the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards;
•	technological innovations that may render existing plants, equipment or products obsolete; and
•	general changes in market sentiment towards infrastructure and utilities assets.

Natural Resources Risk

The Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions may also affect the demand for natural resources.

LIBOR Risk

Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

Sector Focus Risk

The Fund may invest a substantial portion of its assets within one or more asset sectors. To the extent the Fund focuses its investments in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across sectors.

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b.	The risk entitled “Foreign (Non-U.S.) Securities Risk” is deleted in its entirety and replaced with the following:

Foreign (Non-U.S.) Securities and Emerging Markets Risk

Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund’s investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging market countries may be heavily dependent on international trade and have thus been, and may continue to be, adversely affected by trade barriers, foreign exchange controls and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

c.	The risk entitled “Foreign Currency and Currency Hedging Risk” is deleted in its entirety and replaced with the following:

Foreign Currency Risk

Although the Fund will report its net asset value (“NAV”) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.

d.	The risk entitled “Covered Call Options Risk” is deleted in its entirety.

6.	Principal Risks. The section of the Prospectus captioned “Investment Objectives, Principal Investment Strategies and Related Risks — Principal Risks of Investing in the Fund” is revised as follows:

a.	The following risks are added:

Asset Allocation Risk

The Fund is subject to the risk that its asset allocations may not achieve the desired risk-return characteristic or that they result in the Fund underperforming other similar funds or cause an investor to lose money. Asset

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allocations are subject to change without notice and may be greater than the specified allocation ranges at any given time due to similar characteristics of underlying holdings within each asset class.

Debt Securities Risk

There are special risks associated with investing in debt securities, including:

•

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due because the issuer of the security experiences a decline in its financial status. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

•

Interest Rate Risk. Interest rate risk is the risk that debt securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall, and therefore the Fund may underperform during periods of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of government monetary policy initiatives and resulting market reaction to those initiatives. Debt securities with longer periods before maturity may be more sensitive to interest rate changes.

•

Prepayment and Extension Risk. Prepayment risk is the risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a debt security more quickly than expected, such that the Fund may have to invest the proceeds in lower yielding securities, or that expectations of such early call will negatively impact the market price of the security. Extension risk is the risk that changes in the interest rates or credit spreads may result in diminishing call expectations, which can cause prices to fall.

•

Call Risk. Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•

Liquidity Risk. Certain debt securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. During periods of high volatility, the Fund may experience increased redemptions, requiring it to liquidate securities when it is difficult to do so.

•

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Contingent Capital Securities Risk

CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example, an automatic write-down of principal or a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. CoCos may be subject to an automatic write-down (i.e., the automatic write-down of the principal amount or value of the securities, potentially to zero, and the cancellation of the securities) under certain circumstances, which could result in the Fund losing a portion or all of its investment in such securities. In addition, the Fund may not have any rights with respect to repayment of the principal amount of the securities that has not become due or the payment of interest or dividends on such securities for any period from (and including) the interest or dividend payment date falling immediately prior to the

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occurrence of such automatic write-down. An automatic write-down could also result in a reduced income rate if the dividend or interest payment is based on the security’s par value. If a CoCo provides for mandatory conversion of the security into common stock of the issuer under certain circumstances, such as an adverse event, the Fund could experience a reduced income rate, potentially to zero, as a result of the issuer’s common stock not paying a dividend. In addition, a conversion event would likely be the result of or related to the deterioration of the issuer’s financial condition (e.g., such as a decrease in the issuer’s capital ratio) and status as a going concern, so the market price of the issuer’s common stock received by the Fund may have declined, perhaps substantially, and may continue to decline, which may adversely affect the Fund’s NAV. Further, the issuer’s common stock would be subordinate to the issuer’s other security classes and therefore worsen the Fund’s standing in a bankruptcy proceeding. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment grade securities. See “Below Investment Grade Securities Risk” below.

Liquidity Risk

Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Recent federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Current Market Volatility Risk

The Fund’s strategy of investing in MLPs and Related Companies means that the performance of the Fund will be tied to the performance of the energy infrastructure industry. Recent market volatility in the energy markets has significantly affected the performance of the energy infrastructure industry, as well as the performance of the MLPs and Related companies in which the Fund invests. In addition, volatility in the energy markets may affect the ability of MLPs and Related Companies to finance capital expenditures and new acquisitions and to maintain or increase distributions to investors due to a lack of access to capital.

Small- and Medium-Sized Companies Risk

Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Derivatives and Hedging Transactions Risk

The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk,

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over-the-counter (“OTC”) trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market. The European Union (and some other countries) are implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these regulations are new and evolving (and some of the rules are not yet final), their impact remains unclear. These regulations have the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objectives through the use of such instruments.

Master Limited Partnership Risk

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or industry sector (for example, the energy sector) or a particular geographic region are subject to risks associated with such industry, sector or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

Energy Sector Risks

There are several specific risks associated with investments in the energy sector, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of MLPs and Related Companies.
•	Slowdowns in new construction and acquisitions can limit growth potential.
•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.
•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of MLPs and Related Companies to make distributions.
•	Changes in the regulatory environment could adversely affect the profitability of MLPs and Related Companies.
•	Extreme weather or other natural disasters could impact the value of MLPs and Related Companies.
•	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.
•	Threats of attack by terrorists on energy assets could impact the market for MLPs and Related Companies.
•

Weakening energy market fundamentals may increase counterparty risk and impact MLP profitability. Specifically, energy companies suffering financial distress may be able to abrogate contracts with MLPs, decreasing or eliminating sources of revenue.

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Interest Rate Risk to MLPs and Related Companies

Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of MLPs and other entities operating in the energy sector to carry out acquisitions or expansions in a cost-effective manner. As a result, rising interest rates could negatively affect the financial performance of MLPs and other entities operating in the energy sector. Rising interest rates may also impact the price of the securities of MLPs and other entities operating in the energy sector as the yields on alternative investments increase. These risks may be greater in the current market environment because certain interest rates are at historically low levels.

Industry Specific Risks

MLPs and other entities operating in the energy sector are also subject to risks that are specific to the industry within that sector they serve. These sectors include pipelines, gathering and processing, midstream, exploration and production, propane, coal and marine shipping.

Tax Risk

The Fund intends to qualify each year as a RIC for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). For any year in which the Fund so qualifies, it will not be subject to U.S. federal income tax on income or gain that it timely distributes to shareholders as dividends. In order to qualify as a RIC, the Fund must meet certain asset diversification requirements, including that, at the close of each quarter of its taxable year, no more than 25% of its total assets will be invested in QPTPs. The Fund expects that the MLPs in which the Fund invests will generally be QPTPs. The treatment of certain of the Fund’s investments for purposes of this test may be unclear, and it is possible that the Internal Revenue Service (“IRS”) or a court could recharacterize one or more such investments in a manner bearing adversely on the Fund’s ability to meet this 25% requirement.

Rule 144A Securities Risk

Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. Institutional markets for Rule 144A Securities that exist or may develop may provide both readily ascertainable values for such securities and the ability to promptly sell such securities. However, if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund, the Fund will be subject to liquidity risk and thus may not be able to sell the Rule 144A Securities at a desirable time or price.

Regulation S Securities Risk

Regulation S securities are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act. Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Because Regulation S securities are generally less liquid than registered securities, the Fund may take longer to liquidate these positions than publicly traded securities or may not be able to sell them at the price desired. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded or otherwise offered in the United States. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in losses to the Fund.

Infrastructure Companies Risk

Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection

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with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:

•	high interest costs in connection with capital construction and improvement programs;
•	difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;
•	inexperience with and potential losses resulting from a developing deregulatory environment;
•	costs associated with compliance with and changes in environmental and other regulations;
•	regulation or adverse actions by various government authorities;
•	government regulation of rates charged to customers;
•	service interruption due to environmental, operational or other mishaps;
•	the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards;
•	technological innovations that may render existing plants, equipment or products obsolete; and
•	general changes in market sentiment towards infrastructure and utilities assets.

Natural Resources Risk

The Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions may also affect the demand for natural resources.

LIBOR Risk

Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

Sector Focus Risk

The Fund may invest a substantial portion of its assets within one or more asset sectors. To the extent the Fund focuses its investments in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across sectors.

b.	The risk entitled “REIT Risk” is deleted in its entirety and replaced with the following:

REIT Risk

In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be

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diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

c.	The risk entitled “Real Estate Market Risk” is deleted in its entirety and replaced with the following:

Real Estate Market Risk

The Fund will not invest in real estate directly, but may invest in securities issued by real estate companies. Therefore, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;
•	risks related to general and local economic conditions;
•	possible lack of availability of mortgage funds;
•	overbuilding;
•	extended vacancies of properties;
•	increased competition;
•	increases in property taxes and operating expenses;
•	changes in zoning laws;
•	losses due to costs resulting from the clean-up of environmental problems;
•	liability to third parties for damages resulting from environmental problems;
•	casualty or condemnation losses;
•	limitations on rents;
•	changes in neighborhood values and the appeal of properties to tenants;
•	changes in interest rates;
•	falling home prices;
•	failure of borrowers to pay their loans;
•	early payment or restructuring of mortgage loans;
•	slower mortgage origination; and
•	rising construction costs.

d.	The risk entitled “Foreign (Non-U.S.) Securities Risk” is deleted in its entirety and replaced with the following:

Foreign (Non-U.S.) Securities and Emerging Markets Risk

Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;
•	different legal systems;
•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;
•	less governmental supervision;
•	regulation changes;
•	less publicly available information about foreign companies due to less rigorous disclosure and accounting standards or regulatory practices;
•	high and volatile rates of inflation;
•	foreign currency devaluation;
•	fluctuating interest rates; and
•	different accounting, auditing and financial record-keeping standards and requirements.

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Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect the Fund’s investments in issuers located in, doing business in or with assets in such countries. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;
•	confiscatory taxation;
•	difficulty in obtaining or enforcing a court judgment;
•	economic, political or social instability; and
•	diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;
•	rates of inflation;
•	capital reinvestment;
•	resources;
•	self-sufficiency; and
•	balance of payments position.

To the extent the Fund’s investments are focused in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less geographically focused, to the risks of adverse changes in that region or country. In addition, certain investments in foreign securities also may be subject to foreign withholding or other taxes, which would reduce the Fund’s return on those securities.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund’s investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging market countries may be heavily dependent on international trade and have thus been, and may continue to be, adversely affected by trade barriers, foreign exchange controls and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

As a result of these potential risks, the Advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Advisor, have had no or limited prior experience.

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Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund’s investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging market countries may be heavily dependent on international trade and have thus been, and may continue to be, adversely affected by trade barriers, foreign exchange controls and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

e.	The risk entitled “Foreign Currency and Currency Hedging Risk” is deleted in its entirety and replaced with the following:

Foreign Currency Risk

Although the Fund will report its net asset value (“NAV”) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.

f.	The risk entitled “Geopolitical Risk” is deleted in its entirety and replaced with the following:

Geopolitical Risk

Occurrence of global events similar to those in recent years, such as war, terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. On March 29, 2017, the UK formally notified the European Council of its intention to leave the EU and commenced the formal process of withdrawing from the EU. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe.

There is considerable uncertainty about the potential consequences and precise timeframe for Brexit, how it will be conducted, how negotiations of trade agreements will proceed, and how the financial markets will react, and as this process unfolds markets may be further disrupted. Given the size and importance of the UK’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the EU may continue to be a source of instability.

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Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the global economy, financial markets and the Fund. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

d.	The risk entitled “Covered Call Options Risk” is deleted in its entirety.

7.	Portfolio Managers. The section of the Prospectus captioned “Summary Section – Investment Management – Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

The Fund’s portfolio managers are:

Jon Cheigh, global real estate asset class—Executive Vice President of the Advisor.

Vincent L. Childers, real assets strategy—Senior Vice President of the Advisor.

Tyler Rosenlicht, MLPs and midstream energy asset class—Senior Vice President of the Advisor.

William F. Scapell, preferred and debt securities asset class—Executive Vice President of the Advisor.

Elaine Zaharis-Nikas, preferred and debt securities asset class—Senior Vice President of the Advisor.

Benjamin Morton, global listed infrastructure and MLPs and midstream energy asset classes—Executive Vice President of the Advisor.

Christopher Rhine, natural resources asset class—Senior Vice President of the Advisor. Mr. Rhine has been a portfolio manager of the Fund since 2014.

8.

Management of the Fund – Portfolio Managers. The section of the Prospectus captioned “Investment Objectives, Principal Investment Strategies and Related Risks – Management of the Fund – Portfolio Managers” is deleted in its entirety and replaced with the following:

The Fund’s portfolio managers are:

Jon Cheigh—Mr. Cheigh joined the Advisor in 2005 and currently serves as Executive Vice President of the Advisor, and head of the global real estate investment team.

Vincent L. Childers—Mr. Childers joined the Advisor in 2013 and currently serves as Senior Vice President of the Advisor, and is a portfolio manager for Cohen & Steers’ real assets strategy. Mr. Childers has an MBA from Carnegie Mellon University and a BS from Vanderbilt University. He is based in New York.

Tyler Rosenlicht—Mr. Rosenlicht joined the Advisor in 2012 as a research associate on the infrastructure team and currently serves as Senior Vice President of the Advisor.

William F. Scapell—Mr. Scapell joined the Advisor in 2003 and currently serves as Executive Vice President of the Advisor. Mr. Scapell is a Chartered Financial Analyst.

Elaine Zaharis-Nikas—Ms. Zaharis-Nikas joined the Advisor in 2003 and currently serves as Senior Vice President of the Advisor. Ms. Zaharis-Nikas is a Chartered Financial Analyst.

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Benjamin Morton—Mr. Morton joined the Advisor in 2003 as a research analyst covering utilities, and currently serves as Senior Vice President of the Advisor. Prior to joining the Advisor, Mr. Morton was a research associate at Citigroup.

Christopher Rhine—Mr. Rhine is a portfolio manager of the Fund and Senior Vice President of the Advisor. He joined the Advisor in 2012 as an analyst specializing in natural resource equities and large cap value stocks. Mr. Rhine has an MBA from New York University and a BS from Drexel University.

The Advisor utilizes a team-based approach in managing the Fund. Vince Childers is responsible for the day-to-day management of the Fund and, leveraging the work of the Asset Allocation Strategy Group, determines the Fund’s asset allocation ranges by conducting quantitative and qualitative analysis and oversees the implementation of allocation decisions across the Fund. Each portfolio manager directs and supervises the execution of the allocation decision for his respective asset class, and leads and guides the other members of his investment team.

The SAI contains additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

9.

Additional Investment Information. The following paragraphs are added to the section of the Prospectus captioned “Investment Objectives, Principal Investment Strategies and Related Risks – Additional Investment Information”:

Municipal Securities

The Fund may invest up to 20% of its net assets in municipal securities, which includes debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.

The two major classifications of municipal securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with municipal securities, both within a particular classification and between classifications. Although issued by governments and their agencies and instrumentalities, municipal securities are subject to default risk. The Fund does not anticipate meeting the requirements under the Internal Revenue Code of 1986 (the “Code”) to pass through income from municipal securities as tax free to shareholders.

Investments in municipal securities may be affected significantly by economic, regulatory or political developments affecting the ability of an issuer to pay interest or repay principal. Certain issuers have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain issuers to pay principal or interest on their obligations.

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Illiquid Securities

Illiquid investments are generally investments that a Fund cannot reasonably expect to be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the instrument. The Fund will not invest more than 15% of its net assets in illiquid securities. Restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration, may be illiquid.

In October 2016, the SEC adopted a liquidity risk management rule that requires the Funds to establish a liquidity risk management program. The Board of Directors has appointed the Investment Advisor to administer the Fund’s liquidity risk management program, various aspects of which went into effect in December 2018, with other features required under the SEC rule to be implemented on or before June 2019.

10.

Tax Considerations. The fourth paragraph under the section of the Prospectus captioned “Investment Objectives, Principal Investment Strategies and Related Risks – Tax Considerations” is deleted in its entirety and replaced with the following:

Pursuant to proposed regulations on which the Fund may rely, distributions by the Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a RIC from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholders receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from the Fund’s investment in an MLP will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such MLP directly. As a result, it is possible that a non-corporate shareholder will be subject to a higher effective tax rate on any such distributions received from the Fund compared to the effective rate applicable to any qualified publicly traded partnership income the shareholder would derive if the shareholder invested directly in an MLP.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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